Variable Interest Entity (Details) - Schedule of consolidated financial statements - Variable Interest Entity [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Total assets	$ 17,606,804
Total liabilities	8,293,662
Revenue
Net income
Net cash flows from operating activities
Net cash flows from investing activities
Net cash flows from financing activities